Federated Hermes MDT Balanced Fund
Portfolio of Investments
April 30, 2023 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—43.7%
		Communication Services—2.7%
4,264	[1]	Alphabet, Inc., Class A	$457,698
83,798	[1]	Altice USA, Inc.	293,293
14,842	[1]	CarGurus, Inc.	244,002
21,112	[1]	Cars.com, Inc.	413,162
223	[1]	Charter Communications, Inc.	82,220
2,819		Comcast Corp., Class A	116,622
14,724		Lumen Technologies, Inc.	34,896
6,277	[1]	Match Group, Inc.	231,621
2,054	[1]	Meta Platforms, Inc.	493,617
776	[1]	Netflix, Inc.	256,026
15,591	[1]	Spotify Technology SA	2,082,958
3,968	[1]	T-Mobile USA, Inc.	570,995
		TOTAL	5,277,110
		Consumer Discretionary—4.7%
7,313	[1]	Airbnb, Inc.	875,147
171	[1]	AutoZone, Inc.	455,426
10,044	[1]	Bright Horizons Family Solutions, Inc.	764,549
179	[1]	Duolingo, Inc.	24,373
5,475		eBay, Inc.	254,204
23,991	[1]	Expedia Group, Inc.	2,254,194
22,641		Ford Motor Co.	268,975
52,227	[2]	Gap (The), Inc.	501,379
654		Genuine Parts Co.	110,075
15,297	[1]	Goodyear Tire & Rubber Co.	163,219
2,157		McDonald’s Corp.	637,933
644		Murphy USA, Inc.	177,248
458		Nike, Inc., Class B	58,038
280	[1]	O’Reilly Automotive, Inc.	256,847
14,295		PVH Corp.	1,226,654
257		Tractor Supply Co.	61,269
1,421	[1]	Ulta Beauty, Inc.	783,582
12,680	[1]	Under Armour, Inc., Class A	112,471
1,552		Yum! Brands, Inc.	218,180
		TOTAL	9,203,763
		Consumer Staples—3.3%
11,638		Albertsons Cos., Inc.	243,234
2,767		Archer-Daniels-Midland Co.	216,047
271		Coca-Cola Bottling Co.	159,744
20,502	[1]	Hain Celestial Group, Inc.	367,601
6,981		Hershey Foods Corp.	1,906,232
1,185		Kellogg Co.	82,677
36,347		Kroger Co.	1,767,555
3,372		Lamb Weston Holdings, Inc.	377,023
7,136		PepsiCo, Inc.	1,362,191
		TOTAL	6,482,304

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Energy—1.7%
638		Cheniere Energy, Inc.	$97,614
21,158		Marathon Oil Corp.	511,177
16,820		Marathon Petroleum Corp.	2,052,040
1,150		PBF Energy, Inc.	40,089
1,465		Targa Resources, Inc.	110,652
1,228		Valero Energy Corp.	140,815
7,194	[1]	Weatherford International PLC	464,948
		TOTAL	3,417,335
		Financials—5.9%
3,362		Ameriprise Financial, Inc.	1,025,814
22,746		Bank of New York Mellon Corp.	968,752
11,243		Berkley, W. R. Corp.	662,438
1,512		Cboe Global Markets, Inc.	211,226
776		Chubb Ltd.	156,411
1,985	[1,2]	Coinbase Global, Inc.	106,773
5,888	[2]	First Republic Bank	20,667
9,581	[1]	Green Dot Corp.	164,697
861		Hartford Financial Services Group, Inc.	61,122
15,952		Huntington Bancshares, Inc.	178,662
9,784		Interactive Brokers Group, Inc., Class A	761,684
2,882		Jackson Financial, Inc.	103,781
1,061	[1]	LendingTree, Inc.	25,284
904		Marketaxess Holdings, Inc.	287,807
1,091		Marsh & McLennan Cos., Inc.	196,587
1,242		Mastercard, Inc.	471,997
367		MSCI, Inc., Class A	177,059
4,131		NASDAQ, Inc.	228,734
11,430		Northern Trust Corp.	893,369
14,472	[1]	PayPal Holdings, Inc.	1,099,872
8,857		Progressive Corp., OH	1,208,095
6,900		The Travelers Cos., Inc.	1,249,866
12,645		Virtu Financial, Inc.	253,532
3,638		Visa, Inc., Class A	846,672
31,056		Western Union Co.	339,442
		TOTAL	11,700,343
		Health Care—6.3%
712	[1]	Amedisys, Inc.	57,174
3,028		Amgen, Inc.	725,933
7,913	[1]	AnaptysBio, Inc.	164,749
1,221	[1]	Biogen, Inc.	371,465
4,372		Bristol-Myers Squibb Co.	291,918
5,320	[1]	Centene Corp.	366,708
15,524	[1]	Community Health Systems, Inc.	98,422
3,972		CVS Health Corp.	291,187
2,423		Dentsply Sirona, Inc.	101,596
51,357	[1]	Elanco Animal Health, Inc.	486,351
613		Elevance Health, Inc.	287,282
2,054		Eli Lilly & Co.	813,096
11,076		Gilead Sciences, Inc.	910,558
2,999		Humana, Inc.	1,590,940

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
10,463		Johnson & Johnson	$1,712,793
843		McKesson Corp.	307,054
5,546		Merck & Co., Inc.	640,397
407	[1]	Molina Healthcare, Inc.	121,241
6,587	[1]	Myriad Genetics, Inc.	140,237
16,210	[1]	Nevro Corp.	474,467
9,022	[1]	Omnicell, Inc.	548,267
1,966		Pfizer, Inc.	76,458
9,481	[1]	Syneos Health, Inc.	372,224
32,441	[1]	Teladoc Health, Inc.	860,660
724		Teleflex, Inc.	197,305
500		The Cigna Group	126,645
965	[1]	Vertex Pharmaceuticals, Inc.	328,804
		TOTAL	12,463,931
		Industrials—4.4%
1,710		AGCO Corp.	211,937
1,571		Allegion PLC	173,564
4,024		Automatic Data Processing, Inc.	885,280
5,504		Booz Allen Hamilton Holding Corp.	526,843
2,431		Caterpillar, Inc.	531,903
7,124	[1]	CIRCOR International, Inc.	198,332
2,425		Lennox International, Inc.	683,632
1,342		Manpower, Inc.	101,603
110		Northrop Grumman Corp.	50,740
9,954		Paychex, Inc.	1,093,547
5,915		Pentair PLC	343,543
10,000		Pitney Bowes, Inc.	35,100
5,265		Robert Half International, Inc.	384,345
984		Ryder System, Inc.	77,893
7,730	[1]	SPX Technologies, Inc.	492,246
5,626		Stanley Black & Decker, Inc.	485,749
1,263		Trane Technologies PLC	234,678
5,520	[1]	Trex Co., Inc.	301,723
1,458	[1]	TriNet Group, Inc.	135,273
13,664	[1]	United Airlines Holdings, Inc.	598,483
534	[1]	United Rentals, Inc.	192,833
692		Waste Management, Inc.	114,907
1,443	[1]	Willscot Corp.	65,512
7,809	[1]	XPO, Inc.	345,002
3,732		Xylem, Inc.	387,531
		TOTAL	8,652,199
		Information Technology—10.1%
1,693		Accenture PLC	474,531
3,300	[1]	Adobe, Inc.	1,245,948
176		Analog Devices, Inc.	31,659
18,374		Apple, Inc.	3,117,700
11,203	[1]	Arista Networks, Inc.	1,794,273
2,290	[1]	Box, Inc.	60,593
2,121		Broadcom, Inc.	1,328,807
4,498	[1]	Cadence Design Systems, Inc.	942,106

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Information Technology—continued
3,677	[1]	Cerence, Inc.	$93,947
4,701	[1]	Cirrus Logic, Inc.	403,299
17,337		Cisco Systems, Inc.	819,173
854		Cognizant Technology Solutions Corp.	50,992
2,931	[1]	Commvault Systems, Inc.	170,789
18,182		Dell Technologies, Inc.	790,735
14,042	[1]	DXC Technology Co.	334,902
3,650	[1]	F5, Inc.	490,414
5,318	[1]	Fortinet, Inc.	335,300
14,151		Hewlett Packard Enterprise Co.	202,642
1,416	[1]	LiveRamp Holdings, Inc.	34,111
630		Microchip Technology, Inc.	45,984
8,070		Microsoft Corp.	2,479,588
3,820	[1]	Nutanix, Inc.	91,604
751	[1]	Palo Alto Networks, Inc.	137,028
18,478		Pegasystems, Inc.	842,966
19,170	[1]	Pure Storage, Inc.	437,651
1,562	[1]	Salesforce, Inc.	309,854
60,192	[1]	Semtech Corp.	1,173,142
4,754		Skyworks Solutions, Inc.	503,449
354	[1]	Synaptics, Inc.	31,350
523	[1]	Synopsys, Inc.	194,200
8,203		Vishay Intertechnology, Inc.	174,642
9,197		Xerox Holdings Corp.	144,117
12,555	[1]	Zoom Video Communications, Inc.	771,254
		TOTAL	20,058,750
		Materials—1.2%
141		Albemarle Corp.	26,150
3,765	[1]	Berry Global Group, Inc.	217,655
7,860		Mosaic Co./The	336,801
22,419		Newmont Corp.	1,062,661
1,950		Nucor Corp.	288,951
2,236		Steel Dynamics, Inc.	232,432
5,688		United States Steel Corp.	130,141
		TOTAL	2,294,791
		Real Estate—2.7%
2,500		Alexandria Real Estate Equities, Inc.	310,450
6,600		American Homes 4 Rent	219,516
6,500		Brixmor Property Group, Inc.	138,645
3,500		Cubesmart	159,215
4,309	[1]	Cushman & Wakefield PLC	42,444
2,200		EastGroup Properties, Inc.	366,432
7,700		EPR PPTYS	323,092
400		Equinix, Inc.	289,632
1,600		Equity Residential Properties Trust	101,200
7,700		Gaming and Leisure Properties, Inc.	400,400
3,100		Invitation Homes, Inc.	103,447
9,000		Kite Realty Group Trust	186,480
3,400		National Retail Properties, Inc.	147,900
2,300		ProLogis, Inc.	288,075

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Real Estate—continued
1,250		Public Storage	$368,537
6,500		Rexford Industrial Realty, Inc.	362,505
3,900		Ryman Hospitality Properties	349,674
1,600		Sun Communities, Inc.	222,288
2,500		UDR, Inc.	103,325
12,900		VICI Properties, Inc.	437,826
4,100		Welltower, Inc.	324,802
		TOTAL	5,245,885
		Utilities—0.7%
10,793		Exelon Corp.	458,055
12,449		NRG Energy, Inc.	425,382
5,659		WEC Energy Group, Inc.	544,226
422		Xcel Energy, Inc.	29,502
		TOTAL	1,457,165
		TOTAL COMMON STOCKS (IDENTIFIED COST $78,116,927)	86,253,576
		CORPORATE BONDS—11.1%
		Basic Industry - Chemicals—0.0%
$10,000		DuPont de Nemours, Inc., Sr. Unsecd. Note, 5.319%, 11/15/2038	10,125
		Basic Industry - Metals & Mining—0.1%
200,000		Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 5.500%, 5/2/2033	199,973
15,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.500%, 4/15/2040	14,760
20,000		Southern Copper Corp., Sr. Unsecd. Note, 6.750%, 4/16/2040	22,370
		TOTAL	237,103
		Capital Goods - Aerospace & Defense—0.6%
200,000		BAE Systems PLC, Sr. Unsecd. Note, 144A, 3.000%, 9/15/2050	140,838
275,000		Boeing Co., Sr. Unsecd. Note, 4.875%, 5/1/2025	274,762
110,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, Series WI, 3.844%, 5/1/2025	107,426
300,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 2.300%, 2/15/2031	243,581
170,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 3.625%, 5/15/2025	165,176
15,000		Spirit AeroSystems, Inc., Sr. Unsecd. Note, 4.600%, 6/15/2028	12,742
40,000	[3]	Textron Financial Corp., Jr. Sub. Note, 144A, 6.599% (3-month USLIBOR +1.735%), 2/15/2042	29,000
50,000		Textron, Inc., Sr. Unsecd. Note, 4.000%, 3/15/2026	49,276
50,000		Textron, Inc., Sr. Unsecd. Note, 4.300%, 3/1/2024	49,608
		TOTAL	1,072,409
		Capital Goods - Building Materials—0.1%
200,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	194,229
		Capital Goods - Construction Machinery—0.2%
205,000		Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 5.550%, 5/30/2033	204,038
255,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.550%, 4/10/2028	252,488
		TOTAL	456,526
		Capital Goods - Diversified Manufacturing—0.1%
60,000		Lennox International, Inc., Sr. Unsecd. Note, 1.700%, 8/1/2027	53,201
175,000		Roper Technologies, Inc., Sr. Unsecd. Note, 2.000%, 6/30/2030	145,121
		TOTAL	198,322
		Communications - Cable & Satellite—0.2%
300,000		Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 2.250%, 1/15/2029	251,838
145,000		Comcast Corp., Sr. Unsecd. Note, 2.800%, 1/15/2051	98,047
15,000		Comcast Corp., Sr. Unsecd. Note, 3.900%, 3/1/2038	13,525

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Communications - Cable & Satellite—continued
$10,000	Comcast Corp., Sr. Unsecd. Note, 4.400%, 8/15/2035	$9,817
	TOTAL	373,227
	Communications - Media & Entertainment—0.0%
30,000	Grupo Televisa S.A., Sr. Unsecd. Note, 6.125%, 1/31/2046	31,065
	Communications - Telecom Wireless—0.5%
150,000	Crown Castle, Inc., Sr. Unsecd. Note, 3.700%, 6/15/2026	145,074
350,000	Crown Castle, Inc., Sr. Unsecd. Note, 5.100%, 5/1/2033	351,107
400,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.650%, 1/15/2053	412,895
	TOTAL	909,076
	Communications - Telecom Wirelines—0.2%
12,000	AT&T, Inc., Sr. Unsecd. Note, 3.500%, 9/15/2053	8,615
300,000	AT&T, Inc., Sr. Unsecd. Note, 3.650%, 6/1/2051	223,869
11,000	AT&T, Inc., Sr. Unsecd. Note, 3.650%, 9/15/2059	7,791
5,000	AT&T, Inc., Sr. Unsecd. Note, 4.500%, 5/15/2035	4,710
150,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.520%, 3/1/2049	135,461
90,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.150%, 3/22/2030	81,469
	TOTAL	461,915
	Consumer Cyclical - Automotive—0.2%
175,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.100%, 1/12/2032	143,061
10,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.950%, 4/13/2024	9,833
175,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.850%, 4/6/2030	175,033
10,000	Mercedes-Benz Finance NA LLC, Company Guarantee, 8.500%, 1/18/2031	12,745
	TOTAL	340,672
	Consumer Cyclical - Retailers—0.3%
170,000	AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	159,919
250,000	AutoZone, Inc., Sr. Unsecd. Note, 3.250%, 4/15/2025	242,452
250,000	WalMart, Inc., Sr. Unsecd. Note, 4.500%, 4/15/2053	248,135
	TOTAL	650,506
	Consumer Cyclical - Services—0.2%
200,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 2.800%, 6/6/2023	199,527
125,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.800%, 12/5/2024	123,936
15,000	Expedia Group, Inc., Sr. Unsecd. Note, Series WI, 3.250%, 2/15/2030	13,194
10,000	University of Southern California, Sr. Unsecd. Note, 5.250%, 10/1/2111	10,625
70,000	Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	67,994
15,000	Visa, Inc., Sr. Unsecd. Note, 4.150%, 12/14/2035	14,789
	TOTAL	430,065
	Consumer Non-Cyclical - Food/Beverage—0.5%
30,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.700%, 2/1/2036	30,207
300,000	Constellation Brands, Inc., Sr. Unsecd. Note, 4.900%, 5/1/2033	301,345
300,000	Danone SA, Sr. Unsecd. Note, 144A, 2.947%, 11/2/2026	287,817
80,000	General Mills, Inc., Sr. Unsecd. Note, 3.000%, 2/1/2051	58,111
270,000	Heineken NV, Sr. Unsecd. Note, 144A, 3.500%, 1/29/2028	262,682
15,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 5.200%, 7/15/2045	14,554
50,000	Mead Johnson Nutrition Co., Sr. Unsecd. Note, 4.125%, 11/15/2025	49,244
	TOTAL	1,003,960
	Consumer Non-Cyclical - Health Care—0.1%
135,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 2.750%, 9/15/2029	121,378
15,000	CVS Health Corp., Sr. Unsecd. Note, 4.100%, 3/25/2025	14,915
105,000	GE Healthcare Holding LLC, Sr. Unsecd. Note, 144A, 6.377%, 11/22/2052	118,052
	TOTAL	254,345

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Pharmaceuticals—0.2%
$500,000	AbbVie, Inc., Sr. Unsecd. Note, 4.250%, 11/21/2049	$438,663
15,000	Amgen, Inc., Sr. Unsecd. Note, 4.400%, 5/1/2045	13,249
10,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.125%, 6/15/2039	9,381
15,000	Johnson & Johnson, Sr. Unsecd. Note, 3.550%, 3/1/2036	14,038
	TOTAL	475,331
	Consumer Non-Cyclical - Tobacco—0.2%
450,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.750%, 11/17/2032	473,056
	Energy - Independent—0.2%
250,000	Canadian Natural Resources Ltd., Sr. Unsecd. Note, 3.900%, 2/1/2025	244,909
125,000	Cimarex Energy Co., Sr. Unsecd. Note, 3.900%, 5/15/2027	112,014
20,000	EQT Corp., Sr. Unsecd. Note, 3.900%, 10/1/2027	18,946
	TOTAL	375,869
	Energy - Integrated—0.5%
135,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.119%, 5/4/2026	131,164
300,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.937%, 9/21/2028	296,767
5,000	ConocoPhillips Co., Sr. Unsecd. Note, 4.025%, 3/15/2062	4,260
270,000	Exxon Mobil Corp., Sr. Unsecd. Note, 2.992%, 3/19/2025	263,076
240,000	Husky Energy, Inc., Sr. Unsecd. Note, 4.400%, 4/15/2029	226,608
	TOTAL	921,875
	Energy - Midstream—0.4%
125,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.600%, 9/1/2032	109,209
115,000	Energy Transfer LP, Sr. Unsecd. Note, 4.050%, 3/15/2025	112,802
75,000	Energy Transfer LP, Sr. Unsecd. Note, 4.900%, 2/1/2024	74,552
20,000	Energy Transfer LP, Sr. Unsecd. Note, 5.500%, 6/1/2027	20,306
10,000	Energy Transfer LP, Sr. Unsecd. Note, 6.125%, 12/15/2045	9,786
170,000	Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.950%, 2/15/2027	168,064
20,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, Series MTN, 6.950%, 1/15/2038	22,644
40,000	MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	39,090
5,000	MPLX LP, Sr. Unsecd. Note, 4.500%, 4/15/2038	4,493
190,000	ONEOK, Inc., Sr. Unsecd. Note, 6.100%, 11/15/2032	198,758
70,000	Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	63,622
10,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.750%, 8/15/2028	9,607
	TOTAL	832,933
	Energy - Refining—0.0%
15,000	HF Sinclair Corp., Sr. Unsecd. Note, 5.875%, 4/1/2026	15,215
15,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 4.500%, 4/1/2048	12,234
10,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 6.500%, 3/1/2041	10,578
15,000	Valero Energy Corp., Sr. Unsecd. Note, 4.350%, 6/1/2028	14,798
	TOTAL	52,825
	Financial Institution - Banking—1.8%
350,000	Bank of America Corp., Sr. Unsecd. Note, 5.288%, 4/25/2034	352,618
300,000	Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 3.500%, 4/19/2026	291,752
200,000	Bank of America Corp., Sub. Note, Series L, 3.950%, 4/21/2025	195,501
15,000	Bank of America Corp., Sub. Note, Series MTN, 4.200%, 8/26/2024	14,803
15,000	Bank of America Corp., Sub., Series MTN, 4.450%, 3/3/2026	14,788
20,000	Bank of New York Mellon, N.A., Sr. Unsecd. Note, 3.400%, 5/15/2024	19,670
165,000	Citigroup, Inc., Sr. Unsecd. Note, 3.057%, 1/25/2033	140,793
250,000	Citigroup, Inc., Sr. Unsecd. Note, 3.300%, 4/27/2025	242,432
170,000	Citigroup, Inc., Sr. Unsecd. Note, 3.400%, 5/1/2026	163,909
300,000	Citigroup, Inc., Sr. Unsecd. Note, 3.785%, 3/17/2033	270,004

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$370,000		Citigroup, Inc., Sr. Unsecd. Note, 5.610%, 9/29/2026	$374,519
15,000		Citigroup, Inc., Sub. Note, 4.450%, 9/29/2027	14,672
30,000		Comerica, Inc., 3.800%, 7/22/2026	26,135
75,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.650%, 1/25/2024	73,763
250,000		FNB Corp. (PA), Sr. Unsecd. Note, 5.150%, 8/25/2025	240,440
150,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.250%, 2/1/2041	165,772
10,000	[4]	JPMorgan Chase & Co., Jr. Sub. Deb., Series X, 6.100%, 4/1/2171	9,901
25,000	[4]	JPMorgan Chase & Co., Jr. Sub. Note, Series FF, 5.000%, 2/1/2172	23,975
15,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.882%, 7/24/2038	13,169
400,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	400,000
100,000		Morgan Stanley, Sr. Unsecd. Note, 2.943%, 1/21/2033	84,894
180,000		Morgan Stanley, Sr. Unsecd. Note, 5.250%, 4/21/2034	182,119
15,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 4.000%, 7/23/2025	14,792
15,000		Morgan Stanley, Sub. Note, Series MTN, 4.100%, 5/22/2023	14,984
10,000		State Street Corp., Sub. Deb., 3.031%, 11/1/2034	8,756
250,000		US Bancorp, Sr. Unsecd. Note, Series MTN, 1.375%, 7/22/2030	195,648
10,000		Wells Fargo & Co., Series MTN, 4.100%, 6/3/2026	9,753
10,000		Westpac Banking Corp., Sub., Series GMTN, 4.322%, 11/23/2031	9,476
		TOTAL	3,569,038
		Financial Institution - Broker/Asset Mgr/Exchange—0.1%
80,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	77,833
70,000		Nuveen LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/1/2028	67,336
		TOTAL	145,169
		Financial Institution - Finance Companies—0.2%
150,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.875%, 1/16/2024	148,807
220,000		Air Lease Corp., Sr. Unsecd. Note, 5.850%, 12/15/2027	222,760
		TOTAL	371,567
		Financial Institution - Insurance - Health—0.2%
300,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 4.750%, 5/15/2052	291,899
		Financial Institution - Insurance - Life—0.5%
400,000		AIA Group Ltd., Sub., 144A, 3.200%, 9/16/2040	300,146
300,000		American International Group, Sr. Unsecd. Note, 5.125%, 3/27/2033	301,583
15,000		MetLife, Inc., Jr. Sub. Note, 6.400%, 12/15/2036	15,064
10,000		MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	13,028
250,000		MetLife, Inc., Sr. Unsecd. Note, 3.600%, 4/10/2024	246,085
15,000		Penn Mutual Life Insurance Co., Sr. Note, 144A, 7.625%, 6/15/2040	16,730
10,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.125%, 5/15/2023	9,991
50,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.200%, 11/15/2040	52,883
		TOTAL	955,510
		Financial Institution - Insurance - P&C—0.0%
10,000		Berkshire Hathaway Finance Corp., Sr. Unsecd. Note, 4.200%, 8/15/2048	9,266
55,000		Nationwide Mutual Insurance Co., Sub., 144A, 4.350%, 4/30/2050	42,962
		TOTAL	52,228
		Financial Institution - REIT - Apartment—0.1%
60,000		Camden Property Trust, Sr. Unsecd. Note, 2.800%, 5/15/2030	52,327
200,000		UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.100%, 8/1/2032	157,262
70,000		UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.950%, 9/1/2026	65,763
		TOTAL	275,352
		Financial Institution - REIT - Healthcare—0.1%
185,000		Welltower, Inc., Sr. Unsecd. Note, 2.700%, 2/15/2027	169,509

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Financial Institution - REIT - Office—0.0%
$70,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2028	$66,736
	Financial Institution - REIT - Other—0.0%
75,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	73,912
	Technology—0.8%
30,000	Apple, Inc., Sr. Unsecd. Note, 2.400%, 5/3/2023	29,989
10,000	Apple, Inc., Sr. Unsecd. Note, 3.850%, 5/4/2043	9,141
70,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2051	51,612
220,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 4.150%, 4/15/2032	201,041
20,000	Corning, Inc., Unsecd. Note, 4.750%, 3/15/2042	19,026
240,000	Dell International LLC / EMC Corp., Sr. Unsecd. Note, 6.020%, 6/15/2026	247,083
110,000	Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	102,501
265,000	Intel Corp., Sr. Unsecd. Note, 3.400%, 3/25/2025	260,585
7,000	Microsoft Corp., Sr. Unsecd. Note, 2.921%, 3/17/2052	5,371
8,000	Microsoft Corp., Sr. Unsecd. Note, 3.450%, 8/8/2036	7,441
500,000	Oracle Corp., Sr. Unsecd. Note, 6.250%, 11/9/2032	540,040
	TOTAL	1,473,830
	Technology Services—0.0%
5,000	Global Payments, Inc., Sr. Unsecd. Note, 3.200%, 8/15/2029	4,426
	Transportation - Airlines—0.1%
30,000	Delta Air Lines, Inc., Sr. Unsecd. Note, 2.900%, 10/28/2024	28,971
110,000	Southwest Airlines Co., Sr. Unsecd. Note, 5.250%, 5/4/2025	110,323
	TOTAL	139,294
	Transportation - Railroads—0.1%
225,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 3.125%, 6/1/2026	213,554
30,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2023	29,974
	TOTAL	243,528
	Transportation - Services—0.3%
15,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2042	15,524
20,000	FedEx Corp., Sr. Unsecd. Note, 3.900%, 2/1/2035	18,055
210,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.550%, 5/1/2028	211,523
200,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.750%, 6/9/2023	199,632
125,000	United Parcel Service, Inc., Sr. Unsecd. Note, 3.900%, 4/1/2025	124,131
	TOTAL	568,865
	Utility - Electric—1.6%
200,000	Alabama Power Co., Sr. Unsecd. Note, 3.000%, 3/15/2052	137,879
90,000	Ameren Corp., Sr. Unsecd. Note, 1.950%, 3/15/2027	81,443
70,000	Electricite de France SA, Note, 144A, 5.600%, 1/27/2040	67,256
300,000	Electricite de France SA, Sr. Unsecd. Note, 144A, 4.500%, 9/21/2028	294,489
140,000	Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	116,606
170,000	EverSource Energy, Sr. Unsecd. Note, 3.350%, 3/15/2026	163,556
200,000	Exelon Corp., Sr. Unsecd. Note, 3.400%, 4/15/2026	193,313
110,000	National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.250%, 4/20/2046	105,903
25,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, Series MTNC, 8.000%, 3/1/2032	30,276
600,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 5.250%, 2/28/2053	594,509
300,000	Oncor Electric Delivery Co. LLC, Sec. Fac. Bond, 4.950%, 9/15/2052	296,235
250,000	PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.100%, 5/15/2026	239,419
175,000	Southern Co., Sr. Unsecd. Note, 3.250%, 7/1/2026	167,807
250,000	Virginia Electric & Power Co., Sr. Unsecd. Note, 5.450%, 4/1/2053	256,578
300,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 1.800%, 10/15/2030	244,842

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Utility - Electric—continued
$170,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 5.150%, 10/1/2027	$173,868
	TOTAL	3,163,979
	Utility - Natural Gas—0.4%
445,000	National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	447,685
230,000	ONE Gas, Inc., Sr. Unsecd. Note, 4.250%, 9/1/2032	226,048
5,000	TransCanada PipeLines Ltd., Sr. Unsecd. Note, 6.200%, 10/15/2037	5,304
	TOTAL	679,037
	TOTAL CORPORATE BONDS (IDENTIFIED COST $23,123,573)	21,999,313
	U.S. TREASURIES—8.6%
	U.S. Treasury Bond—1.4%
610,000	United States Treasury Bond, 1.875%, 11/15/2051	415,473
1,200,000	United States Treasury Bond, 2.000%, 8/15/2051	844,257
880,000	United States Treasury Bond, 2.250%, 2/15/2052	656,368
125,000	United States Treasury Bond, 3.000%, 8/15/2052	109,771
50,000	United States Treasury Bond, 3.250%, 5/15/2042	46,289
225,000	United States Treasury Bond, 3.375%, 8/15/2042	211,855
650,000	United States Treasury Bond, 3.625%, 2/15/2053	644,428
	TOTAL	2,928,441
	U.S. Treasury Note—7.2%
800,000	United States Treasury Note, 1.250%, 12/31/2026	734,694
600,000	United States Treasury Note, 1.875%, 2/28/2027	562,494
1,490,000	United States Treasury Note, 1.875%, 2/15/2032	1,316,731
1,025,000	United States Treasury Note, 2.375%, 3/31/2029	962,152
800,000	United States Treasury Note, 2.500%, 3/31/2027	767,424
25,000	United States Treasury Note, 2.625%, 4/15/2025	24,307
400,000	United States Treasury Note, 2.625%, 7/31/2029	380,002
725,000	United States Treasury Note, 2.750%, 4/30/2027	701,669
400,000	United States Treasury Note, 2.750%, 7/31/2027	386,856
500,000	United States Treasury Note, 2.750%, 5/31/2029	478,811
140,000	United States Treasury Note, 2.750%, 8/15/2032	132,465
850,000	United States Treasury Note, 2.875%, 4/30/2029	820,009
870,000	United States Treasury Note, 2.875%, 5/15/2032	832,395
400,000	United States Treasury Note, 3.000%, 6/30/2024	392,433
200,000	United States Treasury Note, 3.125%, 8/31/2027	196,462
550,000	United States Treasury Note, 3.125%, 8/31/2029	537,795
300,000	United States Treasury Note, 3.250%, 8/31/2024	295,091
500,000	United States Treasury Note, 3.250%, 6/30/2029	492,192
600,000	United States Treasury Note, 3.500%, 1/31/2028	599,118
200,000	United States Treasury Note, 3.500%, 1/31/2030	200,058
300,000	United States Treasury Note, 3.875%, 11/30/2029	306,410
100,000	United States Treasury Note, 4.000%, 2/28/2030	103,078
1,300,000	United States Treasury Note, 4.125%, 1/31/2025	1,297,769
600,000	United States Treasury Note, 4.125%, 9/30/2027	613,353
450,000	United States Treasury Note, 4.500%, 11/30/2024	451,003
600,000	United States Treasury Note, 4.625%, 2/28/2025	604,969
	TOTAL	14,189,740
	TOTAL U.S. TREASURIES (IDENTIFIED COST $18,017,859)	17,118,181

Shares or Principal Amount			Value
		ASSET-BACKED SECURITIES—1.5%
		Auto Receivables—0.6%
$337,931		Santander Bank Auto Credit-Linked Notes 2022-B, Class D, 6.793%, 8/16/2032	$333,738
300,000		Santander Drive Auto Receivables Trust 2023-1, Class C, 5.090%, 5/15/2030	296,316
400,000		Toyota Auto Receivables Owner Trust 2020-B, Class A4, 1.660%, 9/15/2025	389,981
90,000		World Omni Auto Receivables Trust 2021-A, Class C, 0.890%, 8/16/2027	82,514
		TOTAL	1,102,549
		Credit Card—0.2%
400,000		Master Credit Card Trust 2022-2A, Class C, 2.730%, 7/21/2028	359,677
		Equipment Lease—0.2%
500,000		HPEFS Equipment Trust 2022-1A, Class C, 1.960%, 5/21/2029	469,803
		Financial Institution - Finance Companies—0.2%
345,000		First National Master Note Trust 2023-1, Class A, 5.130%, 4/16/2029	347,460
		Other—0.2%
450,000		PFS Financing Corp. 2020-G, Class A, 0.970%, 2/15/2026	434,934
		Student Loans—0.1%
215,236		Navient Student Loan Trust 2021-A, Class A, 0.840%, 5/15/2069	188,292
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $3,037,681)	2,902,715
		COLLATERALIZED MORTGAGE OBLIGATIONS—0.7%
		Commercial Mortgage—0.4%
190,000		Bank, Class A4, 3.488%, 11/15/2050	176,686
200,000		BMO Mortgage Trust 2023-C4, Class A5, 5.117%, 2/15/2056	201,248
200,000		Commercial Mortgage Trust 2013-CR8, Class B, 4.007%, 6/10/2046	190,525
200,000		JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.141%, 12/15/2049	184,771
		TOTAL	753,230
		Federal Home Loan Mortgage Corporation—0.0%
1,761		Federal Home Loan Mortgage Corp. REMIC, Series 2497, Class JH, 6.000%, 9/15/2032	1,821
		Federal Home Loan Mortgage Corporation REMIC—0.2%
24,582		Federal Home Loan Mortgage Corp. REMIC, Series K055, Class A1, 2.263%, 4/25/2025	23,944
350,000		Federal Home Loan Mortgage Corp. REMIC, Series K737, Class A2, 2.525%, 10/25/2026	330,934
		TOTAL	354,878
		Federal National Mortgage Association—0.0%
36	[3]	Federal National Mortgage Association REMIC, Series 1993-113, Class SB, 9.749% (10-year CMT +48.285%), 7/25/2023	37
278		Federal National Mortgage Association REMIC, Series 2003-35, Class UC, 3.750%, 5/25/2033	273
		TOTAL	310
		Non-Agency Mortgage—0.1%
394,490		GS Mortgage-Backed Securities Trust 2023-PJ1, Class A4, 3.500%, 2/25/2053	348,723
32		Bear Stearns Mortgage Securities, Inc. 1997-6, Class 1A, 6.552%, 3/25/2031	31
		TOTAL	348,754
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $1,555,054)	1,458,993
		COMMERCIAL MORTGAGE-BACKED SECURITY—0.2%
		Commercial Mortgage—0.2%
385,509		Federal Home Loan Mortgage Corp. REMIC, Series K106, Class A1, 1.783%, 10/25/2029 (IDENTIFIED COST $387,426)	345,396
		MORTGAGE-BACKED SECURITIES—0.2%
		Federal Home Loan Mortgage Corporation—0.0%
21,280		Federal Home Loan Mortgage Corp., Pool G07801, 4.000%, 10/1/2044	20,802
		Federal National Mortgage Association—0.2%
5,479		Federal National Mortgage Association, Pool 357761, 5.500%, 5/1/2035	5,708
581		Federal National Mortgage Association, Pool 728709, 5.500%, 7/1/2033	601
21,804		Federal National Mortgage Association, Pool 932864, 4.000%, 12/1/2040	21,323

Shares or Principal Amount		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$38,075	Federal National Mortgage Association, Pool AB7859, 3.500%, 2/1/2043	$36,168
28,705	Federal National Mortgage Association, Pool AD6938, 4.500%, 6/1/2040	28,779
13,032	Federal National Mortgage Association, Pool AQ0945, 3.000%, 11/1/2042	12,084
15,721	Federal National Mortgage Association, Pool AT2127, 3.000%, 4/1/2043	14,581
9,783	Federal National Mortgage Association, Pool AT7861, 3.000%, 6/1/2028	9,464
15,496	Federal National Mortgage Association, Pool BM4388, 4.000%, 8/1/2048	15,060
8,373	Federal National Mortgage Association, Pool BM5024, 3.000%, 11/1/2048	7,645
10,963	Federal National Mortgage Association, Pool BM5246, 3.500%, 11/1/2048	10,331
13,372	Federal National Mortgage Association, Pool CA0833, 3.500%, 12/1/2047	12,614
10,185	Federal National Mortgage Association, Pool CA4427, 3.000%, 10/1/2049	9,181
7,987	Federal National Mortgage Association, Pool FM0008, 3.500%, 8/1/2049	7,522
21,814	Federal National Mortgage Association, Pool FM1000, 3.000%, 4/1/2047	19,993
9,949	Federal National Mortgage Association, Pool FM1221, 3.500%, 7/1/2049	9,386
15,591	Federal National Mortgage Association, Pool MA0500, 5.000%, 8/1/2040	16,052
18,475	Federal National Mortgage Association, Pool MA0666, 4.500%, 3/1/2041	18,534
22,491	Federal National Mortgage Association, Pool MA1430, 3.000%, 5/1/2043	20,789
22,201	Federal National Mortgage Association, Pool MA2803, 2.500%, 11/1/2031	21,036
	TOTAL	296,851
	Government National Mortgage Association—0.0%
12,880	Government National Mortgage Association, Pool MA0625, 3.500%, 12/20/2042	12,398
8,238	Government National Mortgage Association, Pool MA1376, 4.000%, 10/20/2043	8,101
	TOTAL	20,499
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $359,865)	338,152
	GOVERNMENT AGENCIES—0.1%
	Federal National Mortgage Association—0.1%
250,000	0.625%, 4/22/2025	233,179
	Transportation - Services—0.0%
30,000	Texas State Transportation Commission - State Highway Fund, 5.178%, 4/1/2030	31,178
	TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $282,690)	264,357
	EXCHANGE-TRADED FUNDS—12.1%
63,000	iShares Core MSCI Emerging Markets ETF	3,060,540
282,500	iShares MSCI EAFE ETF	20,797,650
	Total Exchange-Traded Funds (IDENTIFIED COST $22,507,143)	23,858,190
	INVESTMENT COMPANIES—21.7%
20,764	Bank Loan Core Fund	180,643
446,662	Emerging Markets Core Fund	3,497,363
411,965	Federated Hermes Government Obligations Fund, Premier Shares, 4.72%[5]	411,965
10,053,063	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 4.87%[5]	10,052,058
374,653	High Yield Bond Core Fund	2,011,889
2,682,044	Mortgage Core Fund	22,851,016
442,223	Project and Trade Finance Core Fund	3,851,764
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $45,018,015)	42,856,698
	TOTAL INVESTMENT IN SECURITIES—99.9% (IDENTIFIED COST $192,406,233)	197,395,571
	OTHER ASSETS AND LIABILITIES - NET—0.1%[6]	128,977
	TOTAL NET ASSETS—100%	$197,524,548

At April 30, 2023, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
United States Treasury Long Bond Long Futures	2	$263,312	June 2023	$12,873
United States Treasury Notes 2-Year Long Futures	6	$1,236,984	June 2023	$11,823
United States Treasury Notes 5-Year Long Futures	89	$9,767,055	June 2023	$77,796
United States Treasury Notes 10-Year Ultra Long Futures	23	$2,793,422	June 2023	$58,039
Short Futures:
United States Treasury Ultra Bond Short Futures	13	$1,838,281	June 2023	$(50,386)
United States Treasury Notes 10-Year Short Futures	9	$1,036,828	June 2023	$(33,125)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$77,020
The average notional value of long and short futures contracts held by the Fund throughout the period was $9,602,856 and $3,312,483, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended April 30, 2023, were as follows:
Affiliates	Value as of 7/31/2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 4/30/2023	Shares Held as of 4/30/2023	Dividend Income
Bank Loan Core Fund	$174,026	$10,771	$—	$(4,154)	$—	$180,643	20,764	$10,771
Emerging Markets Core Fund	$2,048,880	$2,167,277	$(782,950)	$177,129	$(112,973)	$3,497,363	446,662	$141,356
Federated Hermes Government Obligations Fund, Premier Shares*	$7,041,989	$94,615,774	$(101,245,798)	$—	$—	$411,965	411,965	$145,565
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares*	$21,788,196	$33,246,424	$(44,988,648)	$4,521	$1,565	$10,052,058	10,053,063	$414,532
High Yield Bond Portfolio	$1,960,618	$1,331,066	$(1,200,000)	$129,119	$(208,914)	$2,011,889	374,654	$94,689
Mortgage Core Fund	$15,133,883	$11,447,723	$(3,000,000)	$(583,537)	$(147,053)	$22,851,016	2,682,044	$516,848
Project and Trade Finance Core Fund	$3,586,223	$223,514	$—	$42,027	$—	$3,851,764	442,223	$223,392
TOTAL OF AFFILIATED TRANSACTIONS	$51,733,815	$143,042,549	$(151,217,396)	$(234,895)	$(467,375)	$42,856,698	14,431,375	$1,547,153

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of April 30, 2023, securities subject to this type of arrangement and related collateral were as follows:

Fair Value of Securities Loaned	Collateral Received
$380,163	$411,965

3	Floating/variable note with current rate and current maturity or next reset date shown.
4	Perpetual Bond Security. The maturity date reflects the next call date.
5	7-day net yield.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2023.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated MDTA LLC (the “Adviser”).
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.

◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2023, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$82,280,499	$—	$—	$82,280,499
International	3,973,077	—	—	3,973,077
Debt Securities:
Corporate Bonds	—	21,999,313	—	21,999,313
U.S. Treasuries	—	17,118,181	—	17,118,181
Asset-Backed Securities	—	2,902,715	—	2,902,715
Collateralized Mortgage Obligations	—	1,458,993	—	1,458,993
Commercial Mortgage-Backed Securities	—	345,396	—	345,396
Mortgage-Backed Securities	—	338,152	—	338,152
Government Agencies	—	264,357	—	264,357
Exchange-Traded Funds	23,858,190	—	—	23,858,190
Investment Companies[1]	39,004,934	—	—	42,856,698
TOTAL SECURITIES	$149,116,700	$44,427,107	$—	$197,395,571
Other Financial Instruments:[2]
Assets	$160,531	$—	$—	$160,531
Liabilities	(83,511)	—	—	(83,511)
TOTAL OTHER FINANCIAL INSTRUMENTS	$77,020	$—	$—	$77,020

[1]
As permitted by U.S. generally accepted accounting principles (GAAP), an Investment Company valued at $3,851,764 is measured at fair value using the net asset value (NAV) per share practical expedient and has not been categorized in the chart above, but is included in the Total column. The price of shares redeemed of
Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.

[2]	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
CMT	—Constant Maturity Treasury
ETF	—Exchange-Traded Fund
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit